STATEMENT OF INVESTMENTS
BNY Mellon Strategic Municipal Bond Fund, Inc.

August 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .6%
Collateralized Municipal-Backed Securities - .6%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate, Revenue Bonds, Ser. M-048 (cost $2,518,150)	3.15	1/1/2036	2,500,000		2,752,050

Long-Term Municipal Investments - 98.1%
Alabama - 4.6%
Birmingham Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	5.50	6/1/2030	1,800,000		2,075,112
Birmingham Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	6.00	6/1/2050	2,750,000		3,136,485
Jefferson County, Revenue Bonds, Refunding, Ser. F	0/7.50	10/1/2046	6,000,000	[a]	5,807,520
The Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2046	5,000,000		7,296,950
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2036	2,745,000		3,221,148
				21,537,215
Arizona - 2.6%
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.25	7/1/2047	1,500,000	[b]	1,650,420
Tender Option Bond Trust Receipts (Series 2018-XF2537), (Salt Verde Financial Corporation, Senior Gas Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	12.73	12/1/2037	1,140,000	[b,c]	2,841,632
The Phoenix Industrial Development Authority, Revenue Bonds (Legacy Traditional Schools Project) Ser. A	6.75	7/1/2044	1,000,000	[b]	1,154,110
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects)	5.00	7/1/2045	1,000,000	[b]	1,075,100

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Arizona - 2.6% (continued)
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2046	2,000,000	[b]	2,149,120
The Pima County Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)	5.00	6/15/2047	1,500,000	[b]	1,552,200
The Pima County Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)	5.00	6/15/2052	1,500,000	[b]	1,550,190
				11,972,772
California - 4.4%
California, GO	6.00	3/1/2033	2,250,000		2,304,697
California, GO	6.00	11/1/2035	5,000,000		5,040,000
California Public Finance Authority, Revenue Bonds, Ser. A	5.00	7/1/2037	700,000	[b]	759,682
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2047	1,000,000		1,025,660
San Buenaventura, Revenue Bonds (Community Memorial Health System)	7.50	12/1/2041	1,500,000		1,679,220
Tender Option Bond Trust Receipts (Series 2016-XM0379), (Los Angeles Department of Water & Power, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	11.42	7/1/2043	1,250,000	[b,c]	1,768,263
Tender Option Bond Trust Receipts (Series 2016-XM0387), (Los Angeles Department of Airports, Senior Revenue Bonds (Los Angeles International Airport)) Non-recourse, Underlying Coupon Rate (%) 5.00	11.21	5/15/2038	1,500,000	[b,c]	2,173,785
Tender Option Bond Trust Receipts (Series 2016-XM0390), (The Regents of the University of California, General Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	11.42	5/15/2036	1,565,000	[b,c]	2,400,804
Tender Option Bond Trust Receipts (Series 2016-XM0440), (Los Angeles Department of Airports, Senior Revenue Bonds (Los Angeles International Airport)) Recourse, Underlying Coupon Rate (%) 5.00	13.37	5/15/2031	1,315,000	[b,c]	1,456,231

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
California - 4.4% (continued)
Tender Option Bond Trust Receipts (Series 2019-XF2838), (San Francisco California City & County Airports Community International Airport, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 4.00	6.55	5/1/2050	1,295,000	[b,c]	1,936,569
				20,544,911
Colorado - 3.5%
Belleview Station Metropolitan District No. 2, GO, Refunding	5.13	12/1/2046	2,375,000		2,498,381
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding (Johnson & Wales University) Ser. B	5.00	4/1/2031	2,685,000		2,921,763
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2048	2,300,000		2,807,035
Dominion Water & Sanitation District, Revenue Bonds	6.00	12/1/2046	3,210,000		3,458,165
Sterling Ranch Community Authority Board, Revenue Bonds (Insured; Municipal Government Guaranteed) Ser. A	5.00	12/1/2047	1,250,000		1,294,150
Tender Option Bond Trust Receipts (Series 2016-XM0385), (Board of Governors of the Colorado State University, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	11.27	3/1/2038	1,240,000	[b,c]	1,712,663
Tender Option Bond Trust Receipts (Series 2019-XM0767), (Colorado Health Facilities Authority, Revenue Bonds (CommonSpirit Health)) , Underlying Coupon Rate (%) 4.00	9.08	8/1/2049	1,095,000	[b,c]	1,535,037
				16,227,194
Connecticut - .5%
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	3.65	11/15/2032	2,000,000		2,169,400
District of Columbia - 1.1%
Tender Option Bond Trust Receipts (Series 2016-XM0437), (District of Columbia, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	13.25	12/1/2035	3,710,000	[b,c]	5,302,814

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Florida - 8.6%
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2053	2,500,000		2,860,125
Cape Coral Health Facilities Authority, Revenue Bonds, Refunding (Gulf Care Project)	5.88	7/1/2040	1,600,000	[b]	1,762,272
Florida Higher Educational Facilities Financial Authority, Revenue Bonds (Ringling College Project)	5.00	3/1/2049	2,000,000		2,398,020
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (St. Leo University Project)	5.00	3/1/2049	4,000,000		4,610,720
Lee County Industrial Development Authority, Revenue Bonds (Shell Point/Waterside Health)	5.00	11/15/2049	1,540,000		1,803,941
Mid-Bay Bridge Authority, Revenue Bonds, Ser. A	7.25	10/1/2021	5,000,000	[d]	5,616,950
Palm Beach County Health Facilities Authority, Revenue Bonds (Adult Communities Total Services, Inc. Retirement - Life Communities)	5.00	11/15/2045	5,775,000		6,733,188
Palm Beach County Health Facilities Authority, Revenue Bonds (Adult Communities Total Services, Inc. Retirement - Life Communities)	5.50	11/15/2020	6,825,000	[d]	7,180,241
South Lake County Hospital District, Revenue Bonds (South Lake Hospital, Inc.) Ser. A	6.25	4/1/2039	2,500,000		2,507,400
St. Johns County Industrial Development Authority, Revenue Bonds, Refunding (Presbyterian Retirement Communities Project) Ser. A	6.00	8/1/2020	3,500,000	[d]	3,652,565
Tender Option Bond Trust Receipts (Series 2019-XF0813), (Fort Myers Florida Utility, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 4.00	9.99	10/1/2049	745,000	[b,c]	1,122,559
				40,247,981
Georgia - 3.8%
Atlanta, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.25	11/1/2034	275,000		276,823
Atlanta, Revenue Bonds, Ser. A	6.00	11/1/2019	4,865,000	[d]	4,902,996
Atlanta, Revenue Bonds, Ser. D	3.50	11/1/2028	1,000,000	[b]	1,044,000
Atlanta Development Authority, Revenue Bonds (Georgia Proton Treatment Center) Ser. A1	7.00	1/1/2040	1,500,000		1,652,790

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Georgia - 3.8% (continued)
Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	1,000,000		1,196,940
Burke County Development Authority, Revenue Bonds, Refunding (Oglethorpe power Corp.) Ser. D	4.13	11/1/2045	4,200,000		4,552,590
Tender Option Bond Trust Receipts (Series 2016-XM0435), (Private Colleges and Universities Authority, Revenue Bonds (Emory University)) Recourse, Underlying Coupon Rate (%) 5.00	13.26	10/1/2043	1,500,000	[b,c]	2,261,400
Tender Option Bond Trust Receipts (Series 2019-XM0766), (Brookhaven Development Authority, Revenue Bonds (Children's Healthcare of Atlanta)), Underlying Coupon Rate (%) 4.00	9.59	7/1/2049	1,115,000	[b,c]	1,708,013
				17,595,552
Hawaii - 1.1%
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaiian Electric, Co.)	4.00	3/1/2037	2,500,000		2,654,550
Hawaii Pacific Health, Revenue Bonds, Ser. B	5.63	7/1/2020	2,500,000	[d]	2,592,175
				5,246,725
Illinois - 11.2%
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	3,000,000		3,601,320
Chicago, GO, Refunding, Ser. C	5.00	1/1/2024	1,265,000		1,402,417
Chicago, GO, Ser. A	5.50	1/1/2049	3,000,000		3,563,010
Chicago, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2039	2,330,000		2,619,013
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2033	1,250,000		1,452,113
Chicago O'Hare International Airport, Revenue Bonds	5.63	1/1/2035	580,000		612,961
Chicago O'Hare International Airport, Revenue Bonds	5.63	1/1/2021	2,420,000	[d]	2,566,579
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	4,000,000		4,828,120
Illinois, GO, Refunding, Ser. A	5.00	10/1/2029	2,000,000		2,383,880
Illinois, GO, Ser. A	5.00	5/1/2038	2,850,000		3,280,492
Illinois, GO, Ser. C	5.00	11/1/2029	5,500,000		6,413,110
Illinois Finance Authority, Revenue Bonds, Refunding (Plymouth Place, Inc.)	5.25	5/15/2045	1,000,000		1,076,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Illinois - 11.2% (continued)
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Expansion Project) (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	12/15/2036	2,500,000	[e]	1,473,800
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Expansion Project) Ser. A	5.00	6/15/2053	2,500,000		2,747,350
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Project) Ser. B	5.00	12/15/2028	2,500,000		2,692,125
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Project) Ser. B	5.00	6/15/2052	3,550,000		3,743,546
Railsplitter Tobacco Settlement Authority, Revenue Bonds	6.00	6/1/2021	3,600,000	[d]	3,902,760
Tender Option Bond Trust Receipts (Series 2017-XM0492), (Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago)) Non-recourse, Underlying Coupon Rate (%) 5.00	11.27	10/1/2040	2,250,000	[b,c]	3,818,182
				52,177,028
Indiana - .9%
Indiana Finance Authority, Revenue Bonds (Parkview Health System Obligated Group) Ser. A	5.00	11/1/2043	3,500,000		4,297,650
Iowa - 1.2%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.25	12/1/2025	5,125,000		5,621,510
Kentucky - 1.3%
Christian County, Revenue Bonds, Refunding (Jennie Stuart Medical Center Obligated Group)	5.50	2/1/2044	2,800,000		3,184,608
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	6/1/2025	2,560,000		2,875,597
				6,060,205
Louisiana - 1.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Westlake Chemical Corp. Project)	3.50	11/1/2032	2,400,000		2,572,080

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Louisiana - 1.3% (continued)
Tender Option Bond Trust Receipts (Series 2018-XF2584), (Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project)) Recourse, Underlying Coupon Rate (%) 5.00	10.83	7/1/2047	2,050,000	[b,c]	3,434,119
				6,006,199
Maine - .5%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center)	7.50	7/1/2032	2,000,000		2,207,880
Maryland - 1.2%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	3,250,000		3,862,462
Tender Option Bond Trust Receipts (Series 2016-XM0391), (Mayor and City Council of Baltimore, Project Revenue Bonds (Water Projects)) Non-recourse, Underlying Coupon Rate (%) 5.00	11.24	7/1/2042	1,000,000	[b,c]	1,549,900
				5,412,362
Massachusetts - 3.6%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. K	5.00	7/1/2038	2,130,000		2,517,042
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2029	1,000,000		1,267,300
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. I	7.25	1/1/2021	1,505,000	[d]	1,626,183
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. I	7.25	1/1/2021	995,000	[d]	1,074,421
Tender Option Bond Trust Receipts (Series 2016-XM0368), (Massachusetts Development Finance Agency, Revenue Bonds (Harvard University Issue)) Non-recourse, Underlying Coupon Rate (%) 5.25	12.14	2/1/2034	2,500,000	[b,c]	3,079,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Massachusetts - 3.6% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0372), (Massachusetts, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	11.27	4/1/2027	1,600,000	[b,c]	1,988,400
Tender Option Bond Trust Receipts (Series 2016-XM0386), (University of Massachusetts Building Authority, Project and Refunding Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	11.26	5/1/2043	1,855,000	[b,c]	2,728,315
Tender Option Bond Trust Receipts (Series 2018-XF0610), (Massachusetts Transportation Fund, Revenue Bonds (Rail Enhancement & Accelerated Bridge Programs)) Recourse, Underlying Coupon Rate (%) 5.00	11.58	6/1/2047	1,315,000	[b,c]	2,423,545
				16,704,706
Michigan - 4.9%
Detroit Water Supply System, Revenue Bonds, Ser. A	5.00	7/1/2036	3,290,000		3,470,029
Detroit Water Supply System, Revenue Bonds, Ser. A	5.00	7/1/2031	3,780,000		3,999,731
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2036	2,000,000		2,383,420
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. D6	5.00	7/1/2036	1,000,000		1,147,600
Michigan State Building Authority, Revenue Bonds, Refunding (State of Michigan)	4.00	4/15/2054	2,500,000		2,822,875
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	6/30/2048	5,000,000		6,017,050
Michigan Strategic Fund, Revenue Bonds, Refunding (Genesee Power Station Project)	7.50	1/1/2021	1,395,000		1,394,791
Tender Option Bond Trust Receipts (Series 2019-XF2837), (Michigan State Finance Authority, Revenue Bonds (Henry Ford Health System)) Recourse, Underlying Coupon Rate (%) 4.00	9.19	11/15/2050	975,000	[b,c]	1,414,706
				22,650,202

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Minnesota - 1.0%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	4,000,000		4,693,360
Missouri - 2.0%
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Projects)	5.00	2/1/2046	2,200,000		2,477,464
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Projects) Ser. B	2.88	2/1/2022	1,365,000		1,375,265
St. Louis Land Clearance For Redevelopment Authority, Revenue Bonds (National Geospatial-Intelligence Agency Site Improvements Project)	5.13	6/1/2046	4,925,000		5,608,048
				9,460,777
Nevada - 1.2%
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/1/2058	5,000,000		5,479,150
New Jersey - 3.0%
Essex County Improvement Authority, Revenue Bonds	5.25	7/1/2045	1,000,000	[b]	1,016,760
New Jersey Economic Development Authority, Revenue Bonds, Refunding (American Water Co. Project) Ser. A	5.70	10/1/2039	3,000,000		3,009,930
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Ser. D	4.00	10/1/2024	2,370,000		2,609,180
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2046	1,365,000		1,602,565
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2043	1,500,000		1,811,205
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	2,025,000		2,383,060
Tender Option Bond Trust Receipts (Series 2018-XF2538), (New Jersey Economic Development Authority, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.25	13.76	6/15/2040	1,065,000	[b,c]	1,643,955
				14,076,655

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
New Mexico - 1.1%
Farmington, Revenue Bonds, Refunding (Public Service Company of New Mexico San Juan Project) Ser. D	5.90	6/1/2040	5,000,000		5,167,600
New York - 7.1%
New York City Educational Construction Fund, Revenue Bonds, Ser. A	6.50	4/1/2028	2,785,000		3,012,451
New York Convention Center Development Corp., Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	0.00	11/15/2049	5,600,000	[e]	2,390,248
New York Counties Tobacco Trust V, Revenue Bonds, Ser. S2	0.00	6/1/2050	27,625,000	[e]	4,263,366
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	3,400,000	[b]	3,776,686
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	3,000,000		3,357,240
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines Inc.)	5.00	8/1/2026	500,000		530,020
Niagara Area Development Corp., Revenue Bonds, Refunding (Convanta Holding Project) Ser. A	4.75	11/1/2042	1,000,000	[b]	1,064,620
Port Authority of New York & New Jersey, Revenue Bonds (JFK International Air Terminal LLC Project)	6.00	12/1/2036	4,710,000		4,989,538
Tender Option Bond Trust Receipts (Series 2016-XM0370), (New York City Transitional Finance Authority, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.25	12.14	11/1/2025	1,250,000	[b,c]	1,487,288
Tender Option Bond Trust Receipts (Series 2016-XM0436), (New York City Municipal Water Finance Authority, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	13.26	6/15/2044	3,150,000	[b,c]	4,169,781

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
New York - 7.1% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0438), (New York City Transitional Finance Authority, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.50	15.22	11/1/2027	1,250,000	[b,c]	1,500,038
Tender Option Bond Trust Receipts (Series 2019-XM0771), (Metropolitan Transportation Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)), Underlying Coupon Rate (%) 4.00	8.12	11/15/2048	1,530,000	[b,c]	2,423,443
				32,964,719
North Carolina - .5%
Tender Option Bond Trust Receipts (Series 2016-XM0444), (North Carolina Medical Care Commission, Revenue Bonds (Duke University Health System)) Recourse, Underlying Coupon Rate (%) 5.00	15.97	6/1/2042	2,000,000	[b,c]	2,273,800
Ohio - 4.6%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Ser. A2	5.88	6/1/2030	2,000,000		2,012,720
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Ser. A2	6.50	6/1/2047	9,085,000		9,312,216
Butler County, Revenue Bonds	5.50	11/1/2020	2,040,000	[d]	2,145,182
Butler County, Revenue Bonds	5.50	11/1/2020	960,000	[d]	1,009,498
Centerville, Revenue Bonds, Refunding (Graceworks Lutheran Services)	5.25	11/1/2047	1,500,000		1,656,810
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2057	1,000,000		1,130,310
Ohio Air Quality Development Authority, Revenue Bonds (Ohio Valley Electric Corp. Project) Ser. E	5.63	10/1/2019	4,200,000		4,209,786
				21,476,522
Oregon - .3%
Warm Springs Reservation Confederated Tribe, Revenue Bonds (Pelton Round Butte Project) Ser. B	6.38	11/1/2033	1,500,000		1,512,540

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Pennsylvania - 3.7%
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2031	1,510,000		1,924,782
Crawford County Hospital Authority, Revenue Bonds, Refunding (Meadville Medical Center Project) Ser. A	6.00	6/1/2046	1,000,000		1,165,180
Franklin County Industrial Development Authority, Revenue Bonds (Menno-Haven, Inc. Project)	5.00	12/1/2054	1,000,000		1,102,190
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences)	5.00	11/1/2033	2,805,000		3,210,687
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 114A	3.35	10/1/2026	2,000,000		2,054,100
Philadelphia, GO, Refunding	6.50	8/1/2020	4,700,000	[d]	4,927,809
Tender Option Bond Trust Receipts (Series 2016-XM0373), (Geisinger Authority, Revenue Bonds (Geisinger Health System)) Non-recourse , Underlying Coupon Rate (%) 5.13	11.71	6/1/2041	750,000	[b,c]	924,270
Tender Option Bond Trust Receipts (Series 2018-XM0594), (Berks County Industrial Development Authority, Health System Revenue Bonds, Refunding (Tower Health Project)) Recourse, Underlying Coupon Rate (%) 5.00	12.95	11/1/2050	1,230,000	[b,c]	2,057,753
				17,366,771
South Carolina - 1.0%
Tender Option Bond Trust Receipts (Series 2016-XM0384), (South Carolina Public Service Authority, Revenue Bonds (Santee Cooper)) Non-recourse, Underlying Coupon Rate (%) 5.13	8.84	12/1/2043	3,400,000	[b,c]	4,610,196
Tennessee - .2%
Tender Option Bond Trust Receipts (Series 2016-XM0388), (Metropolitan Government of Nashville and Davidson County, Water and Sewer Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	10.82	7/1/2040	750,000	[b,c]	1,118,123

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Texas - 6.3%
Central Texas Regional Mobility Authority, Revenue Bonds	5.00	1/1/2048	2,500,000		2,965,550
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	1/1/2045	1,500,000		1,717,545
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership) Ser. A	5.75	8/15/2045	2,500,000		2,762,875
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership) Ser. D	6.13	8/15/2048	3,000,000		3,381,690
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.50	12/1/2044	2,500,000		2,609,950
Gulf Coast Industrial Development Authority, Revenue Bonds (ExxonMobil Project)	1.35	11/1/2041	300,000	[f]	300,000
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	11/15/2051	7,500,000	[e]	2,066,475
Love Field Airport Modernization Corp., Revenue Bonds (Southwest Airlines Company Project)	5.00	11/1/2028	1,000,000		1,099,060
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds (NCCD-College Station Properties) Ser. A	5.00	7/1/2035	500,000		475,210
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Buckingham Senior Living Community, Inc. Project)	5.50	11/15/2045	3,000,000	[g]	2,100,000
Tender Option Bond Trust Receipts (Series 2016-XM0377), (San Antonio, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	11.27	2/1/2043	3,115,000	[b,c]	4,508,651
Tender Option Bond Trust Receipts (Series 2016-XM0443), (Texas A&M University System Board of Regents, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	15.98	5/15/2039	2,630,000	[b,c]	2,983,919
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Segment 3C Project)	5.00	6/30/2058	2,000,000		2,371,700
				29,342,625

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
U.S. Related - 1.0%
Puerto Rico, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2035	2,500,000		2,631,125
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	2,000,000		2,239,580
				4,870,705
Utah - .5%
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2040	2,000,000		2,177,800
Virginia - 3.8%
Chesterfield County Economic Development Authority, Revenue Bonds, Refunding (Brandermill Woods Project)	5.13	1/1/2043	700,000		721,987
Henrico County Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	7.35	8/23/2027	5,450,000	[f]	7,460,505
Tender Option Bond Trust Receipts (Series 2018-XM0593), (Hampton Roads Transportation Accountability Commission, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.50	13.32	7/1/2057	1,875,000	[b,c]	3,814,219
Virginia College Building Authority, Revenue Bonds (Green Bond) (Marymount University Project)	5.00	7/1/2045	1,000,000	[b]	1,078,380
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2049	4,100,000		4,760,797
				17,835,888
Washington - 2.8%
King County School District No. 210, GO (Insured; School Bond Guaranty)	4.00	12/1/2034	2,000,000		2,321,980
Port of Seattle, Revenue Bonds	4.00	4/1/2044	1,000,000		1,127,860
Tender Option Bond Trust Receipts (Series 2017-XF2423), (King County, Server Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	11.36	1/1/2029	2,145,000	[b,c]	2,579,749

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Washington - 2.8% (continued)
Tender Option Bond Trust Receipts (Series 2018-XM0680), (Washington Convention Center Public Facilities District, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	6.30	7/1/2058	5,000,000	[b,c] 6,995,100
				13,024,689
Wisconsin - 1.7%
Public Finance Authority, Revenue Bonds (Denver International Airport Great Hall Project)	5.00	9/30/2049	2,000,000	2,074,120
Public Finance Authority, Revenue Bonds (Gannon University Project)	5.00	5/1/2042	750,000	854,715
Public Finance Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2058	3,665,000	4,240,075
Public Finance Authority, Revenue Bonds (Mary's Woods At Marylhurst Project)	5.25	5/15/2042	750,000	[b] 847,013
				8,015,923
Total Long-Term Municipal Investments (cost $408,447,416)			457,450,149
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Short-Term Investments - .0%
U.S. Government Securities
U.S. Treasury Bills (cost $318,872)	1.90	11/7/2019	320,000	[h,i] 318,877
Total Investments (cost $411,284,438)			98.7%	460,521,076
Cash and Receivables (Net)			11.9%	55,186,609
Preferred Stock, at redemption value			(10.6%)	(49,300,000)
Net Assets Applicable to Common Shareholders			100.0%	466,407,685

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, these securities were valued at $110,227,275 or 23.63% of net assets.

c Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e Security issued with a zero coupon. Income is recognized through the accretion of discount.

f The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

g Non-income producing—security in default.

h Held by a counterparty for open exchange traded derivative contracts.

i Security is a discount security. Income is recognized through the accretion of discount.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Strategic Municipal Bond Fund, Inc.

August 31, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation ($)
Futures Short
U.S. Treasury Ultra Long Bond	69	12/19	13,757,781	13,623,188	134,593
Gross Unrealized Appreciation				134,593

See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Strategic Municipal Bond Fund, Inc.

August 31, 2019 (Unaudited)

The following is a summary of the inputs used as of August 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Municipal-Backed Securities	-	2,752,050	-	2,752,050
Municipal Securities	-	457,450,149	-	457,450,149
U.S. Treasury	-	318,877	-	318,877
Other Financial Instruments:
Futures††	134,593	-	-	134,593

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at August 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At August 31, 2019, accumulated net unrealized appreciation on investments was $49,236,638, consisting of $50,437,129 gross unrealized appreciation and $1,200,491 gross unrealized depreciation.

At August 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.